ANNUAL REPORT

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[LOGO] NvestFunds(SM)
       Where The Best Minds Meet(R)

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                                                        Nvest Money Market Funds

                                                                 Where
                                                               The Best
                                                             Minds Meet(R)


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Annual Report -- June 30, 2000
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
                              PRESIDENT'S MESSAGE

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                                                                     August 2000
--------------------------------------------------------------------------------

[PHOTO]

"No matter how you react to shifting markets, don't let short-term events derail your long-range program. Consult your financial representative before you make any changes."


In an effort to protect the U.S. economy from the specter of renewed inflation, the Federal Reserve Board has raised interest rates six times in the past 12 months -- three times during the first six months of 2000. Because higher interest rates cut into corporate profits and make financial assets less attractive, the markets have been undergoing a period of heightened volatility.

Your choice of investment tools

Investors react to volatility in different ways. Some seek safer harbors; others define risk as opportunity and add selectively to their portfolios. Regardless of which type of investor you may resemble, remember that Nvest funds cover a wide spectrum of investments, from conservative to aggressive. These include a comprehensive family of equity and fixed-income funds that may complement your current holdings, as well as funds that combine different investment styles in a single portfolio.

For example, Nvest Star funds' multi-manager approach can help you through periods of market volatility by offering you greater diversification than single-manager funds. Each Nvest Star fund is composed of four separate segments run by managers with distinct investment disciplines -- a strategy that allows investors to benefit from different investment styles and diversified portfolio holdings, seeking superior long-term results with reduced risk. We search for the strongest candidates to manage each segment, using approaches that complement one another in varying market conditions.

No matter how you react to shifting markets, don't let short-term events derail your long-range program. Consult your financial representative before you make any changes.

Nvest is poised for global growth

As you may know, Nvest Companies is under agreement to be acquired by CDC Asset Management, a leading French institutional money management company and a major global financial institution. CDC's expertise in European stock and bond markets will be a resource for the premier U.S. investment management teams who manage our funds. Nvest Funds will continue to operate independently, but with broader resources to bring you attractive, innovative products and services. Since your vote will be required, you will receive proxy information in September. In the meantime, if you would like more information, you are welcome to call your financial representative or us, or visit our web site, www.nvestfunds.com.


/s/ John T. Hailer

John T. Hailer
President and Chief Executive Officer
Nvest Funds

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           INVESTMENT IN THE FUNDS IS NOT FDIC INSURED NOR GUARANTEED
                          BY A BANK AND MAY LOSE VALUE
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Annual Report

                            NVEST MONEY MARKET FUNDS

================================================================================

                                          Annualized Seven-Day Yields -- 6/30/00
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                            Class A, B & C       Class Y
   Nvest Cash Management Trust -- Money Market Series            5.76%            6.11%
---------------------------------------------------------------------------------------------------
                                                              Class A & B
   Nvest Tax Exempt Money Market Trust                           3.77%
---------------------------------------------------------------------------------------------------

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the Funds' current earnings more closely than total return.


                                         Average Annual Total Returns -- 6/30/00

Nvest Cash Management Trust -- Money Market Series
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
   Class A                                        1 Year            5 Years            10 Years
   Net Asset Value(1)                              5.10%             4.87%               4.63%
---------------------------------------------------------------------------------------------------
   Class B (Inception 9/13/93)                    1 Year            5 Years         Since Inception
   Net Asset Value(1)                              5.10%             4.88%               4.61%
---------------------------------------------------------------------------------------------------
   Class C (Inception 3/1/98)                     1 Year        Since Inception
   Net Asset Value(1)                              5.10%             4.86%
---------------------------------------------------------------------------------------------------
   Class Y (Inception 2/27/98)                    1 Year        Since Inception
   Net Asset Value(1)                              5.00%             4.80%
---------------------------------------------------------------------------------------------------

Nvest Tax Exempt Money Market Trust
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
   Class A                                        1 Year            5 Years            10 Years
   Net Asset Value(1)                              3.13%             3.15%               3.15%
---------------------------------------------------------------------------------------------------
   Class B (Inception 9/13/93)                    1 Year            5 Years         Since Inception
   Net Asset Value(1)                              3.13%             3.15%               3.08%
---------------------------------------------------------------------------------------------------

(1) These returns include reinvestment of distributions, represent past performance and do not predict future results.

     Class Y shares are only available to certain institutional investors.


                                                              Annual Report -- 1

                            NVEST MONEY MARKET FUNDS

================================================================================

                                                                Economic Summary
--------------------------------------------------------------------------------

Robust economic growth and rising interest rates continued to impact the money markets over the past 12 months. Solid retail and vehicle sales, as well as a vigorous housing market and glowing industrial sales, were testimony to the economy's strength. In addition, employment and income growth delivered healthy gains throughout the year.

Concerned that the high rate of economic growth might be unhealthy and lead to inflation, the Federal Reserve Board began a steady program of tightening monetary policy by raising key short-term interest rates. The Fed's goal was a "soft landing" -- to slow the economy just enough to moderate growth and curb inflation yet not enough to cripple economic activity. To do so, the Fed implemented a series of interest rate hikes, totaling 1.75%, since June 1999.

Despite the Federal Reserve's efforts, the economy may not have slowed as much as Chairman Greenspan would like. However, it typically takes at least a year for changes in money rates to affect the economy. Although many financial experts believe that growth has remained strong enough that the Federal Reserve might raise interest rates several more times through the remainder of the year, we believe the economy should show some signs of slowing later this summer.

                                          Interview with Your Portfolio Managers
--------------------------------------------------------------------------------

Nvest Cash Management Trust

[PHOTO]                       [PHOTO]
John Maloney                  J. Scott Nicholson
Back Bay Advisors, L.P.       Back Bay Advisors, L.P.

Q.   How did Nvest Cash Management Trust perform over the past 12 months?

During the period, Nvest Cash Management Trust provided a strong total return while maintaining a constant $1 share price. For the 12 months ended June 30, 2000, Class A shares of the Fund returned 5.10% at net asset value, which included $0.0498 per share in reinvested dividends. The Fund's seven-day yield as of that date was 5.76%.

Q.   What was your strategy?

Mid-way through the Fund's fiscal year, in December, as the market experienced year-end pressure due to Y2K concerns, we took the opportunity to pick up additional yield by extending the Fund's maturities into the year 2000. When we expect interest rates to rise we typically shorten the Fund's average maturity so that issues coming due can be reinvested at higher rates. Consequently, in response to an increase in Fed activity during the first quarter of 2000, we shortened the Fund's average maturity to 39 days. However, as economic growth began to moderate during the second quarter of this year -- and it appeared that the Fed might be near the end of its tightening cycle -- we extended the Fund's average maturity to 75 days to lock in higher yields.

Q.   What is your outlook?

We will continue to keep a watchful eye on economic data, and adjust our strategy accordingly. Although the economy has begun to show some signs of slowing, the threat of inflation lingers and the possibility of additional rate hikes remains.

                      Portfolio Composition as of 6/30/2000

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


                    Commercial Paper                   66.0%
                    Certificates of Deposit            17.3%
                    Certificates of Deposit (Euro)     12.6%
                    Bank Notes & Other                  4.1%

Portfolio allocation is subject to change.


2 -- Annual Report

                            NVEST MONEY MARKET FUNDS

================================================================================


--------------------------------------------------------------------------------

[PHOTO]                       [PHOTO]
John Maloney                  J. Scott Nicholson
Back Bay Advisors, L.P.       Back Bay Advisors, L.P.

Q.   How did Nvest Tax Exempt Money Market Trust perform?

Nvest Tax Exempt Money Market Trust provided a solid total return during the past fiscal year while maintaining a constant $1 share price. For the 12 months ended June 30, 2000, Class A shares of the Fund returned 3.13%, including $0.0309 per share in reinvested distributions. The Fund's seven-day yield as of that date was 3.77%, which is equivalent to a taxable yield of 6.24%, based on the highest federal tax bracket of 39.6%.

Q.   What was your strategy?

The short-term tax-exempt market is affected by both economic, and seasonal supply and demand, factors. Tax-exempt money market funds are the largest purchasers of variable rate securities. In December, yields on these securities typically increase as mutual fund shareholders redeem assets to meet year-end expenses and for tax-planning purposes. (When supply outstrips demand, prices typically fall while rates rise.) In April, funds again see an increase in redemptions as investors need to raise cash to pay their tax bills, causing yields on variable rate securities to rise. Both in December and in the spring, we looked for yield opportunities in variable rate securities.

Finally, because fiscal year-end for most municipalities is June 30, the supply of newly issued, one-year, fixed-rate securities is high, producing a corresponding increase in yields. During the closing quarter of the Fund's fiscal year, we emphasized municipal notes, locking in attractive yields. As of June 30, 2000, the average maturity of Nvest Tax Exempt Money Market Trust was 26 days.

Q.   What is your outlook?

Although we appear to be on the verge of an economic slowdown, the Fed may still raise rates further. We plan to take advantage of any future rate hikes as well as seasonal factors that present rewarding investment opportunities.




These two funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although both funds seek to maintain a constant share price of $1, it is possible to lose money by investing in them.

The portfolio managers' commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes. Some income may be subject to federal and state taxes. Capital gains are fully taxable. Investors may be subject to the Alternative Minimum Tax (AMT).


                                                              Annual Report -- 3

                   CASH MANAGEMENT TRUST MONEY MARKET SERIES

================================================================================

Investments as of June 30, 2000

Investments -- 99.8% of Total Net Assets

  Principal
   Amount    Description                                               Value (a)
--------------------------------------------------------------------------------
             CERTIFICATES OF DEPOSIT -- 17.3%
$10,000,000  Toronto Dominion Bank, 6.210%, 7/20/2000 ............ $   9,999,771
 10,000,000  Lloyds Bank PLC New York, 6.250%, 7/24/2000 .........     9,999,966
  5,000,000  UBS AG Stamford, 5.700%, 7/27/2000 ..................     4,999,829
 12,500,000  Dresdner Bank AG New York, 5.930%, 8/07/2000 ........    12,491,092
 16,000,000  Deutsche Bank AG New York, 6.750%, 8/22/2000 ........    16,000,024
 15,000,000  Deutsche Bank AG New York, 6.750%, 8/25/2000 ........    15,000,000
 20,000,000  Barclays Bank PLC, 5.900%, 10/02/2000 ...............    19,943,921
 20,000,000  Canadian Imperial Bank of Commerce, 7.020%,
               11/20/2000 ........................................    20,001,523
 15,000,000  UBS AG Stamford, 6.240%, 12/06/2000 .................    14,996,288
 10,000,000  UBS AG Stamford, 6.450%, 1/02/2001 ..................     9,997,589
                                                                   -------------
             Total Certificates of Deposit (Cost $133,430,003) ...   133,430,003
                                                                   -------------
             CERTIFICATES OF DEPOSIT (EURODOLLARS) -- 12.6%
 13,000,000  Bank of Nova Scotia, 6.430%, 9/28/2000 ..............    12,988,156
  2,000,000  Dresdner Bank, 6.450%, 10/19/2000 ...................     1,997,608
 20,000,000  Commerzbank, 7.030%, 11/20/2000 .....................    20,000,449
  5,000,000  National Westminster Bank PLC, 6.140%, 7/10/2000 ....     4,999,809
 12,000,000  Toronto Dominion Bank London, 6.300%, 8/29/2000 .....    11,990,129
 15,000,000  Toronto Dominion Bank London, 6.420%, 9/28/2000 .....    14,990,489
 30,000,000  ABN Amro Bank NV London, 7.010%, 11/22/2000 .........    30,000,184
                                                                   -------------
             Total Certificates of Deposit (Eurodollars)
               (Cost $96,966,824) ................................    96,966,824
                                                                   -------------
             COMMERCIAL PAPER -- 66.0%
             Asset-backed -- 4.9%
 15,000,000  Clipper Receivables Corp., 6.160%, 7/10/2000 ........    14,976,900
 10,000,000  Clipper Receivables Corp., 6.160%, 7/17/2000 ........     9,972,622
  5,000,000  Clipper Receivables Corp., 6.170%, 7/27/2000 ........     4,977,719
  8,000,000  Clipper Receivables Corp., 6.650%, 8/14/2000 ........     7,934,978
                                                                   -------------
                                                                      37,862,219
                                                                   -------------
             Automotive -- 12.7%
  5,000,000  Ford Motor Credit Corp., 6.510%, 7/05/2000 ..........     4,996,383
  5,300,000  Ford Motor Credit Corp., 6.510%, 7/06/2000 ..........     5,295,208
  5,000,000  Ford Motor Credit Corp., 6.560%, 7/07/2000 ..........     4,994,533
  5,300,000  General Motors Acceptance Corp., 6.170%, 7/20/2000 ..     5,282,741
 15,000,000  American Honda Finance Corp., 6.160%, 7/21/2000 .....    14,948,667
  3,000,000  American Honda Finance Corp., 6.170%, 7/24/2000 .....     2,988,174
  4,000,000  General Motors Acceptance Corp., 6.190%, 7/28/2000 ..     3,981,430
  5,000,000  General Motors Acceptance Corp., 6.410%, 8/01/2000 ..     4,972,401
  6,500,000  American Honda Finance Corp., 6.650%, 8/16/2000 .....     6,444,768
 10,000,000  American Honda Finance Corp., 6.640%, 8/22/2000 .....     9,904,089
  8,000,000  General Motors Acceptance Corp., 6.520%, 8/28/2000 ..     7,915,965
  2,000,000  American Honda Finance Corp., 6.600%, 9/07/2000 .....     1,975,067
 10,000,000  Ford Motor Credit Corp. Canada, 6.670%, 9/11/2000 ...     9,866,600
 15,000,000  General Motors Acceptance Corp., 6.610%, 10/04/2000 .    14,738,354
                                                                   -------------
                                                                      98,304,380
                                                                   -------------
             Banks -- 5.4%
 15,000,000  Dresdner US Finance, 6.210%, 7/27/2000 ..............    14,932,725
  7,000,000  Svenska Handelsbanken, 6.600%, 9/08/2000 ............     6,911,450
  5,000,000  Dresdner US Finance, 6.600%, 10/19/2000 .............     4,899,167
 15,000,000  Svenska Handelsbanken, 6.770%, 11/27/2000 ...........    14,579,696
                                                                   -------------
                                                                      41,323,038
                                                                   -------------
             Finance -- 16.9%
  8,400,000  Household Finance Corp., 6.880%, 7/03/2000 ..........     8,396,789
  4,000,000  UBS Finance, Inc., 6.960%, 7/03/2000 ................     3,998,453
 15,000,000  Citicorp Yrs, 6.510%, 7/05/2000 .....................    14,989,150
 14,100,000  American Express Credit Corp., 6.500%, 7/07/2000 ....    14,084,725
  3,000,000  CIT Group Holdings, Inc., 6.430%, 7/10/2000 .........     2,995,177
  5,000,000  Citicorp, 6.530%, 7/11/2000 .........................     4,990,931
  6,700,000  Citicorp, 6.530%, 7/12/2000 .........................     6,686,632
  7,200,000  Associates Corp. of North America, 6.520%, 7/13/2000      7,184,352
  3,000,000  CIT Group Holdings, Inc., 6.150%, 7/13/2000 .........     2,993,850
 10,000,000  Household Finance Corp., Ltd. Canada, 6.250%,
               7/20/2000 .........................................     9,967,014
 15,000,000  CIT Group Holdings, Inc., 6.410%, 7/31/2000 .........    14,919,875
  4,300,000  UBS Finance, Inc., 6.600%, 9/05/2000 ................     4,247,970
 20,000,000  Household Finance Corp., 6.610%, 10/10/2000 .........    19,629,106
 10,000,000  CIT Group Holdings, Inc., 6.590%, 10/20/2000 ........     9,796,808
  6,000,000  CIT Group Holdings, Inc., 6.590%, 10/23/2000 ........     5,874,790
                                                                   -------------
                                                                     130,755,622
                                                                   -------------
             Financial Services -- 7.2%
  1,200,000  Transamerica Finance Corp., 6.620%, 7/17/2000 .......     1,196,469
  2,500,000  General Electric Capital Corp., 6.190%, 8/15/2000 ...     2,480,656
 20,000,000  General Electric Capital Corp., 6.520%, 8/24/2000 ...    19,804,400
 19,493,000  Transamerica Finance Corp., 6.650%, 9/08/2000 .......    19,244,546
  3,200,000  General Electric Capital Corp., 6.640%, 10/23/2000 ..     3,132,715
 10,000,000  General Electric Capital Corp., 6.760%, 11/30/2000 ..     9,714,578
                                                                   -------------
                                                                      55,573,364
                                                                   -------------
             Insurance -- 6.9%
 10,000,000  Prudential Funding Corp., 6.520%, 7/06/2000 .........     9,990,945
  7,200,000  Prudential Funding Corp., 6.520%, 7/07/2000 .........     7,192,176
  5,000,000  American General Corp., 6.520%, 8/24/2000 ...........     4,951,100
 15,000,000  American General Corp., 6.620%, 10/05/2000 ..........    14,735,200
 15,000,000  Prudential Funding Corp., 6.750%, 11/22/2000 ........    14,595,000
  2,000,000  Prudential Funding Corp., 6.750%, 11/27/2000 ........     1,944,125
                                                                   -------------
                                                                      53,408,546
                                                                   -------------
             Securities & Asset Management -- 9.8%
  5,000,000  Merrill Lynch & Co., Inc., 6.150%, 7/24/2000 ........     4,980,354
  2,000,000  Merrill Lynch & Co., Inc., 6.170%, 7/24/2000 ........     1,992,116
  5,000,000  Merrill Lynch & Co., Inc., 6.170%, 7/25/2000 ........     4,979,433
 10,000,000  Goldman Sachs Group, Inc., 6.180%, 7/28/2000 ........     9,953,650
  5,000,000  Merrill Lynch & Co., Inc., 6.650%, 8/21/2000 ........     4,952,896
 20,000,000  Merrill Lynch & Co., Inc., 6.650%, 8/23/2000 ........    19,804,195
 10,000,000  Goldman Sachs Group, Inc., 6.370%, 10/06/2000 .......     9,828,364
  7,000,000  Goldman Sachs Group, Inc., 6.510%, 10/06/2000 .......     6,877,214
  5,000,000  Goldman Sachs Group, Inc., 6.520%, 10/06/2000 .......     4,912,161
  1,500,000  J.P. Morgan & Co., 6.600%, 10/11/2000 ...............     1,471,950
  6,000,000  Goldman Sachs Group, Inc., 6.630%, 11/01/2000 .......     5,864,085
                                                                   -------------
                                                                      75,616,418
                                                                   -------------
             Telecommunications -- 2.2%
  6,150,000  Motorola, Inc., 6.590%, 10/06/2000 ..................     6,040,798
 11,200,000  Motorola, Inc., 6.590%, 10/12/2000 ..................    10,988,827
                                                                   -------------
                                                                      17,029,625
                                                                   -------------
             Total Commercial Paper (Cost $509,873,212) .......... $ 509,873,212
                                                                   -------------
             BANK NOTES -- 3.9%
 10,000,000  J P Morgan (Canada)
             6.640%, 3/16/2001 ...................................    10,000,000
 20,000,000  First Union National Bank NC, 6.645%, 5/29/2001 .....    20,000,000
                                                                   -------------
             Total Bank Notes (Cost $30,000,000) .................    30,000,000
                                                                   -------------
             Total Investments -- 99.8%
               (Identified Cost $770,270,039) (b) ................   770,270,039
             Other assets less liabilities .......................     1,489,891
                                                                   -------------
             Total Net Assets -- 100% ............................ $ 771,759,930
                                                                   =============

(a)  See Note 1a of Notes to Financial Statements.

(b)  The aggregate cost for federal income tax purposes was $770,270,039.
     At June 30, 2000, the Fund had a capital loss carryover of approximately $2,455 which expires on June 30, 2007. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     Percentage of net assets invested in obligations of foreign banks or branches of U.S. banks at June 30, 2000:
     Germany      11.10%   Canada        9.10%   England    4.50%
     Netherlands   3.90%   Switzerland   3.90%   Sweden     2.80%


4 -- Annual Report
                See accompanying notes to financial statements.

                          TAX EXEMPT MONEY MARKET TRUST

================================================================================

Investments as of June 30, 2000

Investments -- 99.7% of Total Net Assets

  Principal
   Amount    Description                                               Value (a)
--------------------------------------------------------------------------------
             Alaska -- 5.0%
$  345,000   Alaska Industrial Development & Export Authority,
               5.300%, (b), 7/01/2001 .............................. $   345,000
 1,170,000   Alaska Industrial Development & Export Authority,
               5.300%, (b), 7/01/2003 ..............................   1,170,000
   525,000   Alaska Industrial Development & Export Authority,
               5.300%, (b), 7/01/2005 ..............................     525,000
   340,000   Alaska Industrial Development & Export Authority,
               5.300%, (b), 7/01/2007 ..............................     340,000
    55,000   Alaska Industrial Development & Export Authority,
               5.300%, (b), 7/01/2008 ..............................      55,000
 1,145,000   Alaska Industrial Development & Export Authority,
               5.300%, (b), 7/01/2012 ..............................   1,145,000
                                                                     -----------
                                                                       3,580,000
                                                                     -----------
             Arizona -- 1.4%
 1,000,000   Tempe Excise Tax Revenue, 3.750%, 7/01/2000 ...........   1,000,000
                                                                     -----------
             California -- 0.4%
   300,000   Los Angeles Regional Airport Lease, 4.550%,
               (b), 12/01/2025 .....................................     300,000
                                                                     -----------
             Colorado -- 6.1%
 1,325,000   Denver City & County Airport Revenue, (MBIA insured),
               4.800%, 11/15/2000 ..................................   1,327,971
 3,050,000   Cherry Creek South Metropolitan District Number 1,
               4.850%, (b), 6/01/2006 ..............................   3,050,000
                                                                     -----------
                                                                       4,377,971
                                                                     -----------
             District of Columbia -- 0.9%
   650,000   District of Columbia, 4.750%, (b), 6/01/2003 ..........     650,000
                                                                     -----------
             Florida -- 13.5%
   300,000   Florida State Board of Regents University Improvements,
               (FGIC insured), 5.000%, 7/01/2000 ...................     300,000
   400,000   Orlando & Orange County Expressway, 7.000%, 7/01/2000 .     408,000
 1,200,000   Florida Housing Finance Agency, 4.900%, (b), 4/01/2004    1,200,000
 1,595,000   Palm Beach County Industrial Development, 4.950%,
               (b), 11/01/2011 .....................................   1,595,000
 1,900,000   Hillsborough County Florida Industrial Development,
               4.950%, (b), 12/01/2016 .............................   1,900,000
   900,000   Collier County Industrial Development Authority,
               4.700%, (b), 11/01/2019 .............................     900,000
 2,000,000   University Athletic Association, Inc., 4.750%,
               (b), 2/01/2020 ......................................   2,000,000
 1,400,000   Gulf Coast University Florida, 4.900%, (b), 8/01/2027 .   1,400,000
                                                                     -----------
                                                                       9,703,000
                                                                     -----------
             Hawaii -- 4.6%
 3,300,000   Hawaii State Housing Finance & Development Corp.,
               5.350%, (b), 7/01/2025 ..............................   3,300,000
                                                                     -----------
             Illinois -- 19.6%
 1,070,000   Illinois Health Facilities Auth Rev, (AMBAC insured),
               5.000%, 8/15/2000 ...................................   1,070,110
 1,000,000   Cook County, Illinois, (MBIA insured), 7.000%,
               11/01/2000 ..........................................   1,029,010
 1,500,000   Chicago, Illinois, 3.900%, 12/07/2000 .................   1,500,000
 3,300,000   McCook Revenue, 4.800%, (b), 12/01/2021 ...............   3,300,000
 3,225,000   Vernon Hills, Illinois, Industrial Development,
               4.750%, (b), 4/01/2025 ..............................   3,225,000
 2,000,000   Illinois Housing Development Authority, 5.050%,
               (b), 5/01/2027 ......................................   2,000,000
 2,000,000   Illinois Educational Facilities Authority
               Revenues, 5.000%, (b), 8/15/2027 ....................   2,000,000
                                                                     -----------
                                                                      14,124,120
                                                                     -----------
             Kentucky -- 2.2%
 1,615,000   Mayfield Multi City Lease, 4.900%, (b), 7/01/2026 .....   1,615,000
                                                                     -----------
             Massachusetts -- 2.8%
 2,000,000   New England Education Loan Marketing Student Loan,
               6.200%, 9/01/2000 ...................................   2,007,227
                                                                     -----------
             Michigan -- 2.1%
$  510,000   Saginaw Hospital Finance Authority Revenue,
               (MBIA insured), 4.000%, 7/01/2000 ...................     510,000
$1,000,000   Michigan State Building Authority Revenue,
               5.000%, 10/15/2000 ..................................   1,002,386
                                                                     -----------
                                                                       1,512,386
                                                                     -----------
             Nebraska -- 3.1%
 2,265,000   American Public Energy Agency Gas, (AMBAC insured),
               3.600%, 9/01/2000 ...................................   2,263,506
                                                                     -----------
             Nevada -- 1.9%
   860,000   Las Vegas Convention & Visitors Authority, (AMBAC
               insured), 4.500%, 7/01/2000 .........................     860,000
   500,000   Washoe County School District, (MBIA insured),
               5.300%, 8/01/2000 ...................................     500,399
                                                                     -----------
                                                                       1,360,399
                                                                     -----------
             Oklahoma -- 2.9%
 2,100,000   Claremore, Oklahoma Industrial & Redevelopment
               Authority, 4.800%, (b), 1/01/2011 ...................   2,100,000
                                                                     -----------
             Oregon -- 1.1%
   765,000   Oregon State Department Administrative Services,
               (AMBAC insured), 4.000%, 11/01/2000 .................     764,856
                                                                     -----------
             Pennsylvania -- 7.0%
 3,400,000   Quakertown, Pennsylvania Hospital Authority
               Revenue, 4.750%, (b), 7/01/2005 .....................   3,400,000
 1,610,000   Washington County Authority Lease, 4.850%,
               (b), 11/01/2005 .....................................   1,610,000
                                                                     -----------
                                                                       5,010,000
                                                                     -----------
             South Carolina -- 1.4%
 1,000,000   Berkeley County Water & Sewer Revenue,
               (MBIA insured), 7.000%, 6/01/2001 ...................   1,040,904
                                                                     -----------
             Tennessee -- 5.5%
   555,000   Maury County Health and Educational Ind Dev Rev,
               4.750%, (b), 6/01/2004 ..............................     555,000
 3,400,000   Blount County Industrial Development Board,
               4.950%, (b), 8/01/2008 ..............................   3,400,000
                                                                     -----------
                                                                       3,955,000
                                                                     -----------
             Texas -- 16.9%
 3,000,000   Texas, 4.500%, 8/31/2000 ..............................   3,003,866
 2,000,000   Texas State Public Finance Authority, 5.000%,
               10/01/2000 ..........................................   2,004,640
 1,225,000   Nueces County Health Facilities, 4.850%, (b),
               7/01/2015 ...........................................   1,225,000
 3,440,000   Montgomery County Texas Industrial Development,
               4.950%, (b), 8/01/2027 ..............................   3,440,000
 2,500,000   San Antonio Airport Systems Revenue, 4.900%,
               (b), 4/01/2020 ......................................   2,500,000
                                                                     -----------
                                                                      12,173,506
                                                                     -----------
             Washington -- 1.3%
   500,000   Clark County Washington Public Utility District 1,
               (FGIC insured), 4.600%, 1/01/2001 ...................     500,000
   455,000   Washington Certificates Participation, (AMBAC
               insured), 4.750%, 7/01/2001 .........................     455,000
                                                                     -----------
                                                                         955,000
                                                                     -----------
             Total Investments -- 99.7% (Identified Cost
               $71,792,875) (c) ....................................  71,792,875
             Other assets less liabilities .........................     191,961
                                                                     -----------
             Total Net Assets -- 100% .............................. $71,984,836
                                                                     ===========

(a)    See Note 1a of Notes to Financial Statements.

(b) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the note.

(c) The aggregate cost for federal income tax purposes was $71,792,875. At June 30, 2000, the Fund had a capital loss carryover of approximately $7,652 which expires on June 30, 2007. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

AMBAC  American Municipal Bond Assurance Corp.

FGIC   Financial Guarantee Insurance Co.

MBIA   Municipal Bond Investors Assurance Corp.


                                                              Annual Report -- 5
                 See accompanying notes to financial statements.

                       STATEMENTS OF ASSETS & LIABILITIES

================================================================================

June 30, 2000

                                                                                              Cash Management Trust     Tax Exempt
                                                                                                   Money Market        Money Market
                                                                                                      Series               Trust
                                                                                                  -------------       -------------
ASSETS
 Investments, at value (Identified cost $770,270,039 and $71,792,875, respectively) ........      $ 770,270,039       $  71,792,875
 Cash ......................................................................................             78,674                   0
 Receivable for:
   Shares of the Trust sold ................................................................          3,788,720             111,680
   Interest ................................................................................          4,534,101             582,229
                                                                                                  -------------       -------------
                                                                                                    778,671,534          72,486,784
                                                                                                  -------------       -------------

LIABILITIES
 Payable for:
   Shares of the Trust redeemed ............................................................          6,261,243             339,236
   Dividends declared ......................................................................             47,472                   0
   Custodial bank ..........................................................................                  0               7,052
     Accrued expenses:
     Management fees .......................................................................             26,311              55,617
     Deferred trustees' fees ...............................................................             90,244              37,420
     Accounting and administrative .........................................................             47,500               4,400
     Transfer agent ........................................................................            303,112              21,935
     Other expenses ........................................................................            135,722              36,288
                                                                                                  -------------       -------------
                                                                                                      6,911,604             501,948
                                                                                                  -------------       -------------

NET ASSETS .................................................................................      $ 771,759,930       $  71,984,836
                                                                                                  =============       =============

Net assets consist of:
     Paid in capital Class A shares ........................................................      $ 582,242,048       $  71,420,192
     Paid in capital Class B shares ........................................................         18,771,158             543,651
     Paid in capital Class C shares ........................................................          2,787,656                   0
     Paid in capital Class Y shares ........................................................        167,844,001                   0
     Undistributed net investment income ...................................................            123,397              28,645
     Accumulated net realized gains (losses) ...............................................             (8,330)             (7,652)
                                                                                                  -------------       -------------

NET ASSETS .................................................................................      $ 771,759,930       $  71,984,836
                                                                                                  =============       =============

   Shares of beneficial interest outstanding, no par value
     Class A shares ........................................................................        582,242,353          71,462,026
     Class B shares ........................................................................         18,771,162             501,817
     Class C shares ........................................................................          2,787,657                   0
     Class Y shares ........................................................................        167,844,001                   0
                                                                                                  -------------       -------------
   Shares of beneficial interest outstanding ...............................................        771,645,173          71,963,843
                                                                                                  =============       =============

Net asset value per share Class A, Class B, Class C, and Class Y shares* ...................      $        1.00       $        1.00
                                                                                                  =============       =============

* Shares of the series are sold and redeemed at net asset value (net assets / shares of beneficial interest outstanding).


6 -- Annual Report
                See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS

================================================================================

Year Ended June 30, 2000

                                                                          Cash Management Trust          Tax Exempt
                                                                               Money Market             Money Market
                                                                                  Series                    Trust
                                                                               ------------             ------------
INVESTMENT INCOME
   Interest .........................................................          $ 48,188,657             $  2,985,140
                                                                               ------------             ------------
   Expenses
     Management fees ................................................             3,447,484                  318,953
     Transfer agent - Class A, Class B, Class C .....................             2,260,257                  138,190
     Transfer agent - Class Y .......................................               180,735                        0
     Service fees - Class Y .........................................               406,838                        0
     Accounting and administrative ..................................               264,886                   28,480
     Audit and tax services .........................................                26,009                   30,481
     Custodian fees .................................................               156,446                   45,866
     Legal fees .....................................................                35,000                    3,970
     Printing .......................................................               113,851                   10,904
     Registration fees ..............................................                98,425                   34,430
     Trustees' fees and expenses ....................................                38,451                    9,136
     Miscellaneous ..................................................                17,611                    7,607
                                                                               ------------             ------------
   Total expenses ...................................................             7,045,993                  628,017
   Less: waiver of fee by investment adviser and subadviser .........                     0                 (109,957)
                                                                               ------------             ------------
   Net expenses .....................................................             7,045,993                  518,060
                                                                               ------------             ------------
Net investment income ...............................................            41,142,664                2,467,080
                                                                               ------------             ------------

REALIZED GAIN (LOSS) ON INVESTMENTS
   Realized gain (loss) on Investments - net ........................                (6,576)                  (7,652)
                                                                               ------------             ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............          $ 41,136,088             $  2,459,428
                                                                               ============             ============


                                                              Annual Report -- 7
                 See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                     Cash Management Trust                     Tax Exempt
                                                                          Money Market                        Money Market
                                                                             Series                               Trust
                                                              ---------------------------------   ---------------------------------
                                                                                        Year Ended June 30,
                                                              ---------------------------------------------------------------------
                                                                    1999              2000              1999              2000
                                                              ---------------   ---------------   ---------------   ---------------
FROM OPERATIONS
  Net investment income ..................................... $    34,641,250   $    41,142,664   $     2,145,371   $     2,467,080
  Net realized gain (loss) on investments ...................           2,470            (6,576)                0            (7,652)
                                                              ---------------   ---------------   ---------------   ---------------
  Increase (decrease) in net assets resulting from operations      34,643,720        41,136,088         2,145,371         2,459,428
                                                              ---------------   ---------------   ---------------   ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income (a)
    Class A .................................................     (27,834,505)      (31,912,095)       (2,145,371)       (2,428,366)
    Class B .................................................        (723,507)       (1,105,678)                0           (10,069)
    Class C .................................................         (67,961)         (129,351)                0                 0
    Class Y .................................................      (6,017,747)       (7,988,964)                0                 0
                                                              ---------------   ---------------   ---------------   ---------------
                                                                  (34,643,720)      (41,136,088)       (2,145,371)       (2,438,435)
                                                              ---------------   ---------------   ---------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares ..........................   2,516,699,035     2,024,354,351       120,150,365       122,990,075
  Net asset value of shares issued in connection with the
    reinvestment of dividends from net investment income
    and distributions from net realized gains ...............      33,335,258        39,720,014         2,119,382         2,403,384
  Cost of shares redeemed ...................................  (2,449,436,758)   (2,104,177,978)     (111,188,492)     (138,308,396)
                                                              ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets derived from capital
  share transactions ........................................     100,597,535       (40,103,613)       11,081,255       (12,914,937)
                                                              ---------------   ---------------   ---------------   ---------------

Total increase (decrease) in net assets .....................     100,597,535       (40,103,613)       11,081,255       (12,893,944)

NET ASSETS
   Beginning of the year ....................................     711,266,008       811,863,543        73,797,525        84,878,780
                                                              ---------------   ---------------   ---------------   ---------------
   End of the year .......................................... $   811,863,543   $   771,759,930   $    84,878,780   $    71,984,836
                                                              ===============   ===============   ===============   ===============

UNDISTRIBUTED NET INVESTMENT INCOME ......................... $       116,821   $       123,397   $             0   $        28,645
                                                              ===============   ===============   ===============   ===============

(a) Amounts distributed include a net realized gain (loss) of $2,470 and ($6,576) for the Cash Management Trust Money Market Series for the years ended June 30, 1999 and 2000, respectively, and $0 and ($7,652) for Tax Exempt Money Market Trust for the years ended June 30, 1999 and 2000, respectively.


8 -- Annual Report
                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

================================================================================

For a share outstanding throughout each period.

                                                                     Cash Management Trust -- Money Market Series
                                                         --------------------------------------------------------
                                                                                Class A, B, C
                                                         -------------------------------------------------------


                                                                            Year Ended June 30,
                                                         --------------------------------------------------------
                                                           1996        1997       1998(a)      1999        2000
                                                         --------    --------    --------    --------    --------
Net Asset Value, Beginning of Year ...................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                         --------    --------    --------    --------    --------
Income From Investment Operations:
Net Investment Income ................................     0.0482      0.0467      0.0488      0.0445      0.0498
Net Realized and Unrealized Gain (Loss) on Investments     0.0002      0.0000      0.0000      0.0000      0.0000
                                                         --------    --------    --------    --------    --------
Total From Investment Operations .....................     0.0484      0.0467      0.0488      0.0445      0.0498
                                                         --------    --------    --------    --------    --------
Less Distributions
Distributions From Net Investment Income .............    (0.0484)(c) (0.0465)(c) (0.0488)    (0.0445)(c) (0.0498)(c)
Distributions From Net Realized Capital Gains ........     0.0000     (0.0002)     0.0000      0.0000      0.0000
                                                         --------    --------    --------    --------    --------
Total Distributions ..................................    (0.0484)    (0.0467)    (0.0488)    (0.0445)    (0.0498)
                                                         --------    --------    --------    --------    --------
Net Asset Value, End of Year .........................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                         ========    ========    ========    ========    ========
Total Return (%) .....................................        5.0         4.8         5.0         4.6         5.1
Ratio of Operating Expenses to Average Net Assets (%)        0.90        0.88        0.84        0.84        0.84
Ratio of Net Investment Income to
  Average Net Assets (%) .............................       4.85        4.66        4.88        4.46        4.96
Net Assets, End of Year (000) ........................   $663,621    $698,659    $607,406    $664,609    $603,916

                                                           --------------------------------
                                                                        Class Y
                                                           --------------------------------
                                                         February 27
                                                             (b)
                                                           through     Year Ended  June 30,
                                                           June 30,    --------------------
                                                             1998        1999        2000
                                                           --------    --------    --------
Net Asset Value, Beginning of Year ...................     $ 1.0000    $ 1.0000    $ 1.0000
                                                           --------    --------    --------
Income From Investment Operations:
Net Investment Income ................................       0.0169      0.0448      0.0489
Net Realized and Unrealized Gain (Loss) on Investments       0.0000      0.0000      0.0000
                                                           --------    --------    --------
Total From Investment Operations .....................       0.0169      0.0448      0.0489
                                                           --------    --------    --------
Less Distributions
Distributions From Net Investment Income .............      (0.0169)(c) (0.0448)(c) (0.0489)(c)
Distributions From Net Realized Capital Gains ........       0.0000      0.0000      0.0000
                                                           --------    --------    --------
Total Distributions ..................................      (0.0169)    (0.0448)    (0.0489)
                                                           --------    --------    --------
Net Asset Value, End of Year .........................     $ 1.0000    $ 1.0000    $ 1.0000
                                                           ========    ========    ========
Total Return (%) .....................................          1.7         4.6         5.0
Ratio of Operating Expenses to Average Net Assets (%)          0.74(d)     0.82        0.87
Ratio of Net Investment Income to
  Average Net Assets (%) .............................         4.98(d)     4.44        4.94
Net Assets, End of Year (000) ........................     $103,860    $147,254    $167,844

(a)  Class C shares commenced operations March 1, 1998.

(b)  Commencement of operations.

(c)  Including net realized gain (loss) on investments.

(d)  Computed on an annualized basis.

                                                                            Tax Exempt Money Market Trust
                                                           ------------------------------------------------------------------
                                                                                       Class A,B
                                                           ------------------------------------------------------------------
                                                                                  Year Ended June 30,
                                                           ------------------------------------------------------------------
                                                              1996          1997          1998          1999          2000
                                                           ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Year .....................   $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                           ----------    ----------    ----------    ----------    ----------
Income From Investment Operations
Net Investment Income ..................................       0.0327        0.0314        0.0323        0.0276        0.0309
Net Realized and Unrealized Gain (Loss) on Investments .       0.0000        0.0001        0.0000        0.0000        0.0000
                                                           ----------    ----------    ----------    ----------    ----------
Total From Investment Operations .......................       0.0327        0.0315        0.0323        0.0276        0.0309
                                                           ----------    ----------    ----------    ----------    ----------
Less Distributions
Distributions From Net Investment Income ...............      (0.0327)      (0.0315)(2)   (0.0323)      (0.0276)      (0.0309)(2)
                                                           ----------    ----------    ----------    ----------    ----------
Total Distributions ....................................      (0.0327)      (0.0315)      (0.0323)      (0.0276)      (0.0309)
                                                           ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Year ...........................   $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                           ==========    ==========    ==========    ==========    ==========
Total Return (%) .......................................          3.3           3.2           3.3           2.8           3.1
Ratio of Operating Expenses to Average Net Assets (%) ..         0.90          0.85          0.85          0.80          0.79
Ratio of Operating Expenses to
  to Average Net Assets After Expense Reductions (%) (b)         0.56          0.56          0.60          0.65          0.65
Ratio of Net Investment Income to
 Average Net Assets (%) ................................         3.29          3.17          3.23          2.76          3.10
Net Assets, End of Year (000) ..........................   $   64,897    $   67,736    $   73,798    $   84,879    $   71,964

(a)  Including net realized gain (loss) on investments.

(b)  After giving effect to the expense limitation and fee waiver described in
     Note 3 to the financial statements.


                                                              Annual Report -- 9
                 See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

================================================================================

For the Year Ended June 30, 2000

1. Significant Accounting Policies. Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust (the "Trusts") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end investment companies. The Cash Management Trust Money Market Series seeks maximum current income consistent with the preservation of capital and liquidity. The Tax Exempt Money Market Trust seeks current income exempt from federal income taxes consistent with the preservation of capital and liquidity.

Nvest Cash Management Trust Money Market Series -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value. The Trust commenced its public offering of Class B shares on September 13, 1993, Class C shares on March 1, 1998 and Class Y shares on February 27, 1998. Class A, B and C shares were offered to enable investors in each class of the Nvest Stock or Bond Funds to invest in money market shares. Class A, B and C shares are identical and may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class A, Class B or C shares of a stock or bond fund. Class Y shares are intended for institutional investors with a minimum of $1 million to invest.

Nvest Tax Exempt Money Market Trust -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value. Effective September 13, 1993, the Trust began offering two classes of shares, Class A and Class B, in order to enable investors in either class of the Nvest Stock or Bond Funds to invest in money market shares. Class A and B shares are identical and may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class A or Class B shares of a stock or bond fund.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Trusts employ the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the trustees of each Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and there-after accreting any discount or amortizing any premium on a straight-line basis.

b. Repurchase Agreements. The Trusts, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Trusts' policy that the market value of the collateral be at least equal to 100% of the repurchase price. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the portfolio's ability to dispose of the underlying security.

c. Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

d. Federal Income Taxes. The Cash Management Trust Money Market Series and the Tax Exempt Money Market Trust intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to their shareholders all of their taxable and tax exempt income. Accordingly, no provision for federal income tax has been made.

The Tax Exempt Money Market Trust has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for federal income tax purposes.

e. Dividends and Distributions to Shareholders. Dividends and distributions are declared daily to shareholders of record at the time and are paid monthly. Long term gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accoutning principles. These differences are primarily due to deferred Trustee fees.

f. Other. Each of the Trusts invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories of a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Trusts to meet their obligations may be affected by foreign, economic, political and legal developments in the case of foreign banks, foreign branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

2. Investment Transactions.

Nvest Cash Management Trust Money Market Series -- Purchases and sales or maturities of short-term obligations, including securities purchased subject to repurchase agreements, aggregated $6,806,405,448 and $6,886,387,272, respectively.

Nvest Tax Exempt Money Market Trust -- Purchases and sales or maturities of short-term obligations aggregated $262,470,373 and $277,693,600, respectively.

3. Investment Advisory Fees and Other Transactions with Affiliates.

a. Management Fees and Other Transactions with Affiliates. During the year ended June 30, 2000, the Trusts incurred management fees payable to the Trusts' investment adviser, Nvest Funds Management L.P. ("Nvest Management") and subadviser, Back Bay Advisors L.P. ("Back Bay"). Certain officers and directors of Nvest Management are also officers and trustees of the Trusts. Nvest Management and Back Bay are wholly-owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company (Note
5).

Nvest Cash Management Trust Money Market Series -- Under the management agreement, the Trust pays to its investment adviser, Nvest Management, a monthly fee based on the annual percentage rates of its corresponding average daily net asset values set forth below. The management fee is reduced by the amount of subadvisory fees paid by the Trust directly to the subadviser as described below.

Under the same management agreement, Nvest Management pays to its investment subadviser, Back Bay, a monthly fee based on the annual percentage rates of its corresponding average


10 -- Annual Report

================================================================================

For the Year Ended June 30, 2000

daily net asset values set forth below:

                                   Annual Percentage Rate of                     Annual Percentage Rate of Advisory Fees
                             Advisory Fees Paid to Nvest Management       Paid by Nvest Management to the Subadviser, Back Bay
                             --------------------------------------       ----------------------------------------------------
the first $500 million                       0.425%                                               0.205%
the next $500 million                        0.400%                                               0.180%
the next $500 million                        0.350%                                               0.160%
the next $500 million                        0.300%                                               0.140%
amounts in excess of $2 billion              0.250%                                               0.120%

                   Fees Earned
                   -----------
                   Nvest Management     $ 1,827,365
                   Back Bay               1,620,119
                                        -----------
                                        $ 3,447,484
                                        ===========

The effective management fee for the year ended June 30, 2000 was 0.42%.

Nvest Tax Exempt Money Market Trust -- The Trust pays management fees to its investment adviser, Nvest Management, at the annual rate of 0.40% of the first $100 million of the Trust's average daily net assets and 0.30% of such assets in excess of $100 million. Nvest Management pays management fees to its investment subadviser, Back Bay, at the rate of 0.20% of the first $100 million of the Trust's average daily net assets and 0.15% of such assets in excess of $100 million. Fees earned by Nvest Management and Back Bay under the management agreements in effect during the year ended June 30, 2000 are as follows:

                   Fees Earned
                   -----------
                   Nvest Management     $   159,477
                   Back Bay                 159,476
                                        -----------
                                        $   318,953
                                        ===========

The effective management fee before the expense limitation for the year ended June 30, 2000 was 0.40%.

Effective January 2, 1996 to August 31, 2000 Nvest Management and Back Bay have agreed to reduce the management fee and, if necessary, to assume Trust expenses in order to limit the expenses to 0.65 of 1% of average daily net assets. As a result of Trust expenses exceeding the expense limitation, for the year ended June 30, 2000 Nvest Management and Back Bay reduced their fees by $54,979 and $54,978, respectively. The effective management fee after the expense limitation for the year ended June 30, 2000 was 0.26%.

b. Accounting and Administrative Expense. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and provides certain accounting and administrative services for the Trusts. Prior to January 1, 2000 each Trust reimbursed NSC for all or part of NSC's expenses of providing these services which include the following (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Trusts, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Trusts or regulatory authorities and reports and questionnaires for SEC compliance. Effective January 1, 2000, the Trusts pay NSC a group fee for these services equal to the annual rate of 0.035% of the first $5 billion of the Nvest Funds' average daily net assets, 0.0325% of the next $5 billion of the Nvest Funds' average daily net assets, and 0.03% of the Nvest Funds' average daily net assets in excess of $10 billion. For the year ended June 30, 2000, these expenses amounted to $264,886 for the Cash Management Trust Money Market Series and $28,480 for the Tax Exempt Money Market Trust.

c. Transfer Agent Fees. NSC is the transfer and shareholder servicing agent for the Trusts and Boston Financial Data Services serves as the sub-transfer agent for the Trusts. For the year ended June 30, 2000, the Cash Management Trust Money Market Series and Tax Exempt Money Market Trust paid $1,507,132 and $72,061, respectively, to NSC as compensation for its services in that capacity. Class Y shares of Cash Management Trust Money Market Series also bear a sub-transfer agent fee of 0.10% of average daily net assets charged by National Financial Services Corporation.

d. Service Fee. The Cash Management Trust Money Market Series Class Y shares bear a service charge of 0.25% annually of the Class Y average daily net assets which will be paid by the Fund to such investment advisers, financial planners and broker-dealers, including New England Securities Corporation, for services provided by them to service accounts on behalf of Class Y shares of the Fund under a service agreement. For the year ended June 30, 2000 the Fund paid $406,838 in service fees.

e. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to its officers or trustees who are directors, officers or employees of Nvest Management, Nvest Funds Distributor, L.P., Nvest, NSC or their affiliates, other than registered investment companies. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various Nvest Funds based on a formula that takes into account, among other factors, the relative net assets of each Trust.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Trusts or certain other Nvest Funds on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. Concentration of Credit. The Tax Exempt Money Market Trust had the following industry concentrations in excess of 10% on June 30, 2000 as a percentage of the Trust's total net assets: Industrials (24.5%) and Finance (15.0%). The Trust also had more than 10% of its total net assets invested in tax exempt obligations of issuers in Illinois (19.6%), Texas (16.9%) and Florida (13.5%).

5. Subsequent Event. Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignations, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and it will continue to use the holding company structure. Nvest affiliates will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Funds or the investment management activities of the Funds' investment advisers and subadvisers.

Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies L.P. Under the rules for mutual funds the transaction may result in a change of control for the Nvest affiliates. Consequently, it is anticipated that the Nvest affiliates will seek approval of new agreements from the Funds' Board of Trustees and shareholders prior to consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.


                                                             Annual Report -- 11

                       REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To the Trustees and the Shareholders of
Nvest Cash Management Trust Money Market Series
Nvest Tax Exempt Money Market Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust (the "Trusts") at June 30, 2000, and the results of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 2, 2000


12 -- Annual Report

                                   NVEST FUNDS

================================================================================

       LARGE-CAP EQUITY FUNDS                 GLOBAL/INTERNATIONAL EQUITY
         Capital Growth Fund                     Star Worldwide Fund
        Kobrick Growth Fund                   International Equity Fund
            Growth Fund
       Growth and Income Fund                   CORPORATE INCOME FUNDS
           Balanced Fund                   Short Term Corporate Income Fund
           Star Value Fund                         Bond Income Fund
                                                   High Income Fund
        ALL-CAP EQUITY FUNDS                    Strategic Income Fund
         Star Advisers Fund
        Kobrick Capital Fund                   GOVERNMENT INCOME FUNDS
           Bullseye Fund                  Limited Term U.S. Government Fund
         Equity Income Fund                   Government Securities Fund

       SMALL-CAP EQUITY FUNDS                    MONEY MARKET FUNDS*
         Star Small Cap Fund                    Cash Management Trust
    Kobrick Emerging Growth Fund            Tax Exempt Money Market Trust

                                     *Investments in money market funds are not
                                      insured or guaranteed by the FDIC or any
                                                 government agency.

                             TAX-FREE INCOME FUNDS
                             Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

To learn more, and for a free prospectus, contact your financial representative.

                    Visit our Web site at www.nvestfunds.com
                          Nvest Funds Distributor, L.P.
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

     This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

     Nvest Funds Distributor, L.P., and other firms selling shares of Nvest Funds are members of the National Association of Securities Dealers, Inc.
(NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.


                                                                   Annual Report

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